14. Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2019
Cash Flows From Operating Activities
Cash flow information
Reconciliation of Cash Flow from Operations with Profit/(Loss) after Income Tax	2019 $	2018 $	2017 $
Profit/(Loss) after income tax	11,907	(202,114)	(4,550,604)
Non cash flows in profit / (loss)
Depreciation of plant and equipment – continued operations	-	1,898	487
Share of net loss/(profit) of associate	-	-	38,174
Provision for employee benefits			(2,826)
Other non cash adjustments	-	-	4,436
Current tax liabilities	(35)	-	-
Impairment of associate	(318)	-	3,608,038
Net cash (used in) operating activities before change in assets and liabilities	11,554	(200,216)	(902,295)

Change in assets and liabilities
Decrease in receivables	-	-	1,091
(Increase) / decrease in other assets	(2,557)	6,471	(4,691)
(Increase) in creditors and accruals	(1,427)	(377)	(87,870)
Decrease in provisions	(30,000)	-	-
Foreign Currency Adjustments	7,115	4,263	15,041
	(26,869)	10,357	(76,429)

Cash (used in) operations	(15,315)	(189,859)	(978,724)